Aberdeen Global Premier Properties
Fund (the "Fund") A Form 3 for the
below individual (an Officer of the
Fund) was not filed within the
required regulatory timeframe:
Bruce Ebnother

 Additionally, a form 3 for the following entities (the investment adviser and sub-adviser, respectively, to the
Fund) was not filed within the required regulatory timeframe: Aberdeen Asset Managers Limited and
Aberdeen Asset Management Inc.


Information Classification: Limited Access

Information Classification: Limited Access